Deferred Income Taxes	12 Months Ended
Dec. 31, 2017
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Deferred Income Taxes

NOTE 18—DEFERRED INCOME TAXES

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Deferred income tax assets	164	252
Deferred income tax liabilities	(25)	(30)

Net Deferred income tax assets	139	222

The following tables show the changes in net deferred income tax assets / (liabilities) for the years ended December 31, 2017 and 2016.

(in millions of Euros)	At January 1, 2017	Recognized in		Effect of change in foreign exchange rates	Other	At December 31, 2017
		Profit or loss	OCI
Long-term assets	(90)	5	—	9	—	(76)
Inventories	6	(2)	—	—	—	4
Pensions	188	(39)	(5)	(14)	—	130
Derivative valuation	13	(17)	(15)	(1)	—	(20)
Tax losses carried forward	79	3	—	(4)	—	78
Other(A)	26	(3)	—	—	—	23

Total deferred tax assets/(liabilities)	222	(54)	(20)	(9)	—	139

(A)	Mainly non-deductible provisions.

For the year ended December 31, 2017, net deferred income tax assets declined primarily due to the US income tax rate decrease with €16 million through Profit or loss and for €8 million through Other Comprehensive Income.

(in millions of Euros)	At January 1, 2016	Recognized in		Effect of change in foreign exchange rates	Other	At December 31, 2016
		Profit or loss	OCI
Long-term assets	(27)	(59)	—	(4)	—	(90)
Inventories	4	3	—	—	(1)	6
Pensions	193	(11)	2	4	—	188
Derivative valuation	27	(21)	9	—	(2)	13
Tax losses carried forward	40	38	—	1	—	79
Other(A)	23	—	—	1	2	26

Total deferred tax assets /(liabilities)	260	(50)	11	2	(1)	222

(A)	Mainly non-deductible provisions.

Based on the expected taxable income of the entities, the Group believes that it is more likely than not that a total of €1,393 million (€1,345 million at December 31, 2016) of unused tax losses and deductible temporary differences, will not be used. Consequently, net deferred tax assets have not been recognized. The related tax impact of €356 million (€428 million at December 31, 2016) is attributable to the following:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Expiring in 2018 to 2021	(22)	(13)
Expiring in 2022 and after limited	(143)	(132)
Unlimited	(18)	(19)

Tax losses	(183)	(164)

Long-term assets	(116)	(193)
Pensions	(20)	(25)
Other	(37)	(46)

Deductible temporary differences	(173)	(264)

Total	(356)	(428)

The €72 million total change of unrecognized deferred tax assets is mainly explained by the impact of (i) the US income tax rate decrease for €93 million, (ii) the foreign exchange effect for €35 million offset by (iii) an increase of the unrecognized deferred tax assets on deductible temporary differences and unused tax losses, generated during the period, for €56 million.

Substantially all of the tax losses not expected to be used reside in the Netherlands, the United States and in Switzerland.

The holding companies in the Netherlands have been generating tax losses over the past six years, and these holding companies are not expected to generate sufficient qualifying taxable profits in the foreseeable future to utilize these tax losses before they expire in the years from 2020 to 2025.

The tax losses not expected to be utilized in the United States relate to one of our main operating entities, such losses having a carryforward period limited to 20 years. Although this entity is expected to be profitable in the medium or long term, considering notably the anticipated development of the Automotive Body Sheet business, it bears significant non-cash depreciation and financial interests that will continue generating tax losses in the coming years. Accordingly, it is uncertain whether the entity will be able to use, at its level given the absence of an overall U.S. tax group, these tax losses before they expire. Consequently, the related deferred tax assets have not been recognized.

The tax losses not expected to be utilized in Switzerland relate to losses generated by one of our Swiss entities most of them expiring in the years from 2019 to 2023. Following an operational reorganization and industrial restructuring in 2015, this Swiss entity is not expected to generate sufficient taxable profits over the next coming years to utilize these losses before they expire.

As at December 31, 2017 and 2016, most of the unrecognized deferred tax assets on deductible temporary differences on long-term assets and other differences relate to the U.S. and Swiss entities discussed above. A joint assessment has been performed on the recoverability of the deferred tax assets on deductible temporary differences and tax losses for these two entities. In line with the assessments, the related deferred tax assets on long term assets and on other differences have not been recognized.